Intangible Assets - Summary of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Thom Browne Group [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Difference Between Fair Value And Carrying Value	€ 327
Discount rate applied to cash flow projections	773.00%
Growth rate used to extrapolate cash flow projections	200.00%
Percentage of EBITDA CAGR	15.30%
WACC +100 bps	0.0211
WACC -100 bps	0.0493
Growth rate +50 bps	0.0395
Growth rate -50 bps	0.027
EBITDA +500 bps	0.0379
EBITDA -500 bps	0.0276
GruppoDondiS.p.A. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Difference Between Fair Value And Carrying Value	€ 62
Discount rate applied to cash flow projections	640.00%
Growth rate used to extrapolate cash flow projections	150.00%
Percentage of EBITDA CAGR	18.60%
WACC +100 bps	0.0047
WACC -100 bps	0.0084
Growth rate +50 bps	0.0071
Growth rate -50 bps	0.0054
EBITDA +500 bps	0.0067
EBITDA -500 bps	0.0057
Bonotto S.p.A. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Difference Between Fair Value And Carrying Value	€ 5
Discount rate applied to cash flow projections	640.00%
Growth rate used to extrapolate cash flow projections	150.00%
Percentage of EBITDA CAGR	65.80%
WACC +100 bps	0.0001
WACC -100 bps	0.0011
Growth rate +50 bps	0.0008
Growth rate -50 bps	0.0003
EBITDA +500 bps	0.0007
EBITDA -500 bps	0.0003
In.Co. S.p.A. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Difference Between Fair Value And Carrying Value	€ 78
Discount rate applied to cash flow projections	640.00%
Growth rate used to extrapolate cash flow projections	150.00%
Percentage of EBITDA CAGR	57.60%
WACC +100 bps	0.0058
WACC -100 bps	0.0107
Growth rate +50 bps	0.009
Growth rate -50 bps	0.0068
EBITDA +500 bps	0.0087
EBITDA -500 bps	0.0069
Tessitura Ubertino S.r.l. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Difference Between Fair Value And Carrying Value	€ 24
Discount rate applied to cash flow projections	640.00%
Growth rate used to extrapolate cash flow projections	150.00%
Percentage of EBITDA CAGR	21.40%
WACC +100 bps	0.0019
WACC -100 bps	0.0033
Growth rate +50 bps	0.0028
Growth rate -50 bps	0.0022
EBITDA +500 bps	0.0036
EBITDA -500 bps	0.0023